RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel
	Year ended December 31
	2021	2020
	USD thousands

Share-based compensation	31,283	7,061
Other compensation and benefits	6,752	3,932

	38,035	10,993